Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts Recognized in Other Comprehensive Income (Loss) Before Tax
Pretax, Balance, Beginning of Period	$ 363,691	$ 285,177	$ 202,292
Net actuarial gains (losses)	(13,106)	27,013	21,261
Pretax, Balance, End of Period	240,345	363,691	285,177
Net actuarial gains (losses)	(13,106)	27,013	21,261
Amounts Recognized in Other Comprehensive Income (Loss), Tax
Tax (expnese) Benefit, Balance, Beginning of Period	127,292	(99,813)	(70,803)
Net Actuarial (loss) gain
Amoritization included in net periodic benefit costs	4,588	(9,455)	(7,441)
Transition Obligation
Amoritization included in net periodic benefit costs	4,588	(9,455)	(7,441)
Tax (expense) Benefit, Balance, End of Period	(84,122)	127,292	(99,813)
Amounts Recognized in Other Comprehensive Income (Loss), after Tax [Abstract]
After-Tax, Balance, Beginning of Period	(236,399)	(185,364)	131,489
Net actuarial (loss) gain
Amortization included in net periodic benefit costs	(8,518)	17,558	13,820
Prior Service Cost
Amortization included in net periodic benefts costs	(9,855)	(25,788)	(30,261)
Transition Obligation
After-Tax, Balance, End of Period	(156,223)	(236,399)	(185,364)
Transition Obligation [Member]
Amounts Recognized in Other Comprehensive Income (Loss) Before Tax
Amounts Arising During the Year	0	0	0
Net actuarial gains (losses)	0	2	5
Amounts Arising During the Year	0	0	0
Net actuarial gains (losses)	0	2	5
Net Actuarial (loss) gain
Amoritization included in net periodic benefit costs	0	0	(2)
Prior Service Cost
Amounts Arising During the Year	0	0	0
Transition Obligation
Amoritization included in net periodic benefit costs	0	0	(2)
Prior Service Cost
Net prior service cost arising during the period	0	0	0
Transition Obligation
Amortization included in net periodic benefit costs	0	2	3
Prior Service Cost [Member]
Amounts Recognized in Other Comprehensive Income (Loss) Before Tax
Amounts Arising During the Year	0	0	0
Net actuarial gains (losses)	24,514	6,865	6,811
Amounts Arising During the Year	0	0	0
Net actuarial gains (losses)	24,514	6,865	6,811
Prior Service Cost
Amounts Arising During the Year	0	0	0
Amoritization included in net periodic benefit costs	(8,580)	(2,403)	(2,384)
Prior Service Cost
Net prior service cost arising during the period	0	0	0
Amortization included in net periodic benefts costs	(15,934)	(4,462)	(4,427)
Net Actuarial (loss) gain [Member]
Amounts Recognized in Other Comprehensive Income (Loss) Before Tax
Amounts Arising During the Year	(118,666)	105,527	104,146
Net actuarial gains (losses)	(29,194)	(33,880)	(28,077)
Amounts Arising During the Year	(118,666)	105,527	104,146
Net actuarial gains (losses)	(29,194)	(33,880)	(28,077)
Net Actuarial (loss) gain
Amounts Arising During the Year	41,532	(36,934)	(36,451)
Amoritization included in net periodic benefit costs	10,218	11,858	9,827
Transition Obligation
Amoritization included in net periodic benefit costs	10,218	11,858	9,827
Net actuarial (loss) gain
Amount arising during the period	(77,134)	68,593	67,695
Amortization included in net periodic benefit costs	$ (18,976)	$ (22,022)	$ (18,250)